Investment Securities, Available-for-sale Securities, Maturities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Amortized Cost [Abstract]
Due in one year or less	$ 11,221
Due in one year through five years	359,564
Due after five years through ten years	520,721
Due after ten years	2,305
Amortized Cost	893,811
Fair Value [Abstract]
Due in one year or less	11,284
Due in one year through five years	355,727
Due after five years through ten years	494,395
Due after ten years	2,338
Available for sale debt securities, fair value	$ 863,744